Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Percentage of income from product and services	3.00%
Royalty expense	$ 329	$ 9	$ 468
Maximum total royalty amount	$ 6,987